Equity and Partners' Capital - Limited Partner and General Partner Units (details) (Western Gas Partners [Member])	1 Months Ended										12 Months Ended
	Dec. 31, 2013		May 31, 2013		Jun. 30, 2012		Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2013	Dec. 31, 2012
Capital Unit [Line Items]
Balance											106,796,483	91,980,612
Long-term incentive plan awards											12,648	12,827
Common units issued	4,500,000	[1],[2]	7,015,000	[1]	5,000,000	[1]	5,750,000	[1]	3,852,813	[1]
Balance	119,717,157										119,717,157	106,796,483
Mountain Gas Resources [Member]
Capital Unit [Line Items]
Acquisition												645,697
June 2012 Equity Offering [Member]
Capital Unit [Line Items]
Offering												5,102,041
Chipeta Processing Limited Liability Company [Member]
Capital Unit [Line Items]
Acquisition												154,321
Western Gas Equity Partners [Member]
Capital Unit [Line Items]
WGP unit purchase agreement												8,900,985
Non-Operated Marcellus Interest [Member]
Capital Unit [Line Items]
Acquisition											458,295
May 2013 Equity Offering [Member]
Capital Unit [Line Items]
Offering											7,158,163
Continuous Offering Program [Member]
Capital Unit [Line Items]
Offering											699,731
December 2013 Equity Offering [Member]
Capital Unit [Line Items]
Offering											4,591,837
Common Units [Member]
Capital Unit [Line Items]
Balance											104,660,553	90,140,999
Long-term incentive plan awards											12,395	12,570
Balance	117,322,812										117,322,812	104,660,553
Common Units [Member] | Mountain Gas Resources [Member]
Capital Unit [Line Items]
Acquisition												632,783
Common Units [Member] | June 2012 Equity Offering [Member]
Capital Unit [Line Items]
Common units issued												5,000,000
Common Units [Member] | Chipeta Processing Limited Liability Company [Member]
Capital Unit [Line Items]
Acquisition												151,235
Common Units [Member] | Western Gas Equity Partners [Member]
Capital Unit [Line Items]
WGP unit purchase agreement												8,722,966
Common Units [Member] | Non-Operated Marcellus Interest [Member]
Capital Unit [Line Items]
Acquisition											449,129
Common Units [Member] | May 2013 Equity Offering [Member]
Capital Unit [Line Items]
Common units issued											7,015,000
Common Units [Member] | Continuous Offering Program [Member]
Capital Unit [Line Items]
Common units issued											685,735
Common Units [Member] | December 2013 Equity Offering [Member]
Capital Unit [Line Items]
Common units issued											4,500,000
General Partner [Member]
Capital Unit [Line Items]
Balance											2,135,930	1,839,613
Long-term incentive plan awards											253	257
Offering	91,837	[2],[3]	143,163	[3]	102,041	[3]	117,347	[3]	78,629	[3]
Balance	2,394,345										2,394,345	2,135,930
General Partner [Member] | Mountain Gas Resources [Member]
Capital Unit [Line Items]
Acquisition												12,914
General Partner [Member] | June 2012 Equity Offering [Member]
Capital Unit [Line Items]
Offering												102,041
General Partner [Member] | Chipeta Processing Limited Liability Company [Member]
Capital Unit [Line Items]
Acquisition												3,086
General Partner [Member] | Western Gas Equity Partners [Member]
Capital Unit [Line Items]
WGP unit purchase agreement												178,019
General Partner [Member] | Non-Operated Marcellus Interest [Member]
Capital Unit [Line Items]
Acquisition											9,166
General Partner [Member] | May 2013 Equity Offering [Member]
Capital Unit [Line Items]
Offering											143,163
General Partner [Member] | Continuous Offering Program [Member]
Capital Unit [Line Items]
Offering											13,996
General Partner [Member] | December 2013 Equity Offering [Member]
Capital Unit [Line Items]
Offering											91,837

[1]	Includes the issuance of 302,813 WES common units, 750,000 WES common units and 915,000 WES common units pursuant to the full exercise of the underwriters’ over-allotment option granted in connection with the March 2011, September 2011 and May 2013 equity offerings, respectively.
[2]	Excludes the issuance of 300,000 WES common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option, and the corresponding issuance of 6,122 general partner units of WES to WES GP in exchange for WES GP’s proportionate capital contribution to maintain its 2.0% general partner interest. Total net proceeds for the partial exercise of the underwriters’ over-allotment option (including the WES GP’s proportionate capital contribution) were $18.3 million.
[3]	Represents general partner units of WES issued to WES GP in exchange for WES GP’s proportionate capital contribution to maintain its 2.0% general partner interest.